Partners' Capital	12 Months Ended
Dec. 31, 2014
Partners' Capital Notes [Abstract]
Unit Transactions Disclosure [Text Block]
Note 14 – Partners’ Capital
Limited partner units presented on the Supplemental Consolidated Balance Sheet have been adjusted in accordance with the exchange ratios pursuant to the terms of the Merger. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
The partners’ equity interests in Pre-merger ACMP as of July 1, 2014, have been presented within the capital account of the general partner for interests owned by Williams and noncontrolling interests for interests held by the public as a Contribution from The Williams Companies, Inc. – net within the Supplemental Consolidated Statement of Changes in Equity. Additionally, activity associated with the partners’ equity interests in Pre-merger ACMP during the period under common control has been presented accordingly within the capital account of the general partner for the interests owned by Williams or noncontrolling interests for interests held by the public. The Pre-merger ACMP partners’ equity includes limited partner common units and Class B units. These Class B units are held by an affiliate of our general partner and receive additional paid-in-kind units in lieu of cash distributions. Each Class B unit became convertible into common units on a one-for-one basis following our distribution paid to unitholders in February 2015.
Transactions which occurred prior to the Merger during 2014 and 2013 are summarized below:
In August 2014, Pre-merger WPZ issued 1,080,448 Pre-merger WPZ common units pursuant to an equity distribution agreement between Pre-merger WPZ and certain banks. The net proceeds of $55 million were used for general partnership purposes. Pre-merger WPZ incurred commission fees of $554 thousand associated with these transactions.
In March 2013, Pre-merger WPZ completed an equity issuance of 14,250,000 Pre-merger WPZ common units, including 3,000,000 Pre-merger WPZ common units sold to Williams in a private placement. Subsequently, the underwriters exercised their option to purchase an additional 1,687,500 Pre-merger WPZ common units. The net proceeds of approximately $760 million were used to repay amounts outstanding under Pre-merger WPZ’s credit facility.
In August 2013, Pre-merger WPZ completed an equity issuance of 21,500,000 Pre-merger WPZ common units. Subsequently, the underwriters exercised their option to purchase an additional 3,225,000 Pre-merger WPZ common units. The net proceeds of approximately $1.2 billion were used to repay amounts outstanding under Pre-merger WPZ’s commercial paper program, to fund capital expenditures and for general partnership purposes.
Limited Partners’ Rights
Significant rights of the limited partners include the following:

•	Right to receive distributions of available cash within 45 days after the end of each quarter.

•	No limited partner shall have any management control over our business and affairs; the general partner shall conduct, direct and manage our activities.

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The general partner may be removed if such removal is approved by the unitholders holding at least 66 2/3 percent of the outstanding units voting as a single class, including units held by our general partner and its affiliates.

Incentive Distribution Rights
Our general partner is entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels shown below:

	Total Quarterly Distribution per unit (1)	Unitholders (1)	General Partner (1)
Minimum Quarterly Distribution	$0.3375	98%	2%
First Target Distribution	Up to $0.388125	98	2
Second Target Distribution	Above $0.388125 up to $0.421875	85	15
Third Target Distribution	Above $0.421875 up to $0.50625	75	25
Thereafter	Above $0.50625	50	50

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(1)	Table reflects the completion of the Merger. See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.
The table above assumes that the Partnership’s general partner maintains its two percent general partner interest, that there are no arrearages on common units and the general partner continues to own the IDRs. The maximum distribution sharing percentage of 50 percent includes distributions paid to the general partner on its two percent general partner interest and does not include any distributions that the general partner may receive on limited partner units that it owns or may acquire.
In the event of liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and our general partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of our assets in liquidation.
Issuances of Additional Partnership Securities
Our partnership agreement allows us to issue additional partnership securities for any partnership purpose at any time and from time to time for consideration and on terms and conditions as our general partner determines, all without the approval of any limited partners.